Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation	$ 3,632	$ 5,202	$ 4,674